FAIR VALUE MEASUREMENTS (Details) - Interest Rate Swap [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Series A [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of currency rate swap assets	$ 313	$ 986
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other liability amount	206	294
Net unrealized income	$ 206	$ 294